JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

December 29, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Truth Social Funds (the “Trust”) (File Nos. 333-29289 and 811-08255)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on December 23, 2025 (Accession No. 0001104659-25-124143) for the Truth Social American Security & Defense ETF, Truth Social American Next Frontiers ETF, Truth Social American Icons ETF, Truth Social American Energy Security ETF, and Truth Social American Red State REITs ETF, each a series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP